Transaction Costs (Details) - USD ($)	3 Months Ended			6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Jan. 31, 2023
Transaction Costs (Details) [Line Items]
Warrant liability						$ 309,000	$ 439,600
Transaction costs			$ 965,247		$ 965,247
Warrant Liability [Member]
Transaction Costs (Details) [Line Items]
Transaction costs					$ 965,247